Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	ABITS GROUP INC
Entity Central Index Key	0001864055
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Level 24 Lee Garden One, 33 Hysan Avenue
Entity Address, Address Line Two	Causeway Bay
Entity Address, City or Town	Hong Kong SAR
City Area Code	+852
Local Phone Number	3959-8605
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4458 White Oak Rd
Entity Address, City or Town	Duff
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37729
City Area Code	+1-917
Local Phone Number	592-1177
Contact Personnel Name	Abit USA Inc